Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance under Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for the VIEs. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. ASC 810 requires variable interest entities to be consolidated by the primary beneficiary which has a controlling financial interest of variable interest entities. The Company is considered as the primary beneficiary of the VIEs and thus consolidates the financial statements each of these entities under U.S. GAAP.

All significant transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition, warranty liabilities, fair value of available-for-sale debt security investments and equity securities using fair value option investments, lower of cost and net realizable value of inventories, inventory valuation for excess and obsolete inventories, losses on purchase commitments, allowance for current expected credit loss, depreciable lives of property, equipment and software, impairment of long-lived assets, determination and allocation of standalone transaction price regarding multiple performance obligations, subsequent measurement of equity securities measured under measurement alternatives, discount rate of lease liabilities, fair value of short-term investments, valuation of deferred tax assets, valuation and recognition of share-based compensation arrangements, as well as current or non-current classification of receivables. Actual results could differ from those estimates.

(d) Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company and its subsidiaries which are incorporated in HK is United States dollars (“US$”), except NIO Sport which operates mainly in United Kingdom and uses Great Britain pounds (“GBP”). The functional currencies of the other subsidiaries and the VIEs are their respective local currencies. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive loss.

The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive loss in the consolidated statements of comprehensive income or loss, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive loss in the consolidated statements of shareholders’ equity. Total foreign currency translation adjustment (losses)/ income were a loss of RMB230,345, an income of RMB717,274, and an income of RMB11,514 for the years ended December 31, 2021, 2022 and 2023, respectively. The grant-date fair value of the Group’s share-based compensation expenses is reported in US$ as the respective valuation is conducted in US$ and the shares are denominated in US$.

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the years ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.0999, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 29, 2023. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on, or December 31, 2023, or at any other rate.

(f) Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As disclosed in Note 2(n), the Group’s equity securities with readily determinable fair values are carried at fair value using quoted market prices that currently available on a securities exchange and classified within Level 1.

The Group’s investments in money market funds, financial products issued by banks and certain retained asset-backed securities are carried at fair value, which are classified within Level 2 and valued using directly or indirectly observable inputs in the market place. As of December 31, 2022 and 2023, such investments aggregately amounted to RMB12,781,060 and RMB8,473,612, respectively.

As disclosed in Note 2(q), the Group’s derivative instruments are carried at fair value, which are classified within Level 2 and valued using indirectly observable inputs in the market place.

As disclosed in Note 9, the Group’s available-for-sale debt security investments include investments the Group made in private companies which contains substantive redemption and preferential rights. The Group’s equity securities investments measured using fair value option include an investment the Group made in a private company which contains certain preferential rights. Such investments are classified within Level 3 for fair value measurement. As of December 31, 2022 and 2023, the carrying values of the investments were RMB1,648,861. The Group re-measured the respective fair values using a market approach by adopting a backsolve method, which determined the estimated fair value of the investments through comparison to a recent transaction and applied significant unobservable inputs and assumptions. For the years ended December 31, 2022 and 2023, RMB746,336 and nil, respectively, of fair value changes, net of tax, were recorded in either comprehensive income, in the case of available-for-sale debt security investments, or investment income/(losses), in the case of equity securities investments using fair value option . The significant unobservable inputs adopted in the valuation as of December 31, 2022 and 2023 are as follows:

	December 31, 2022	December 31, 2023
Unobservable Input
Expected volatility	54%-61%	44%-51%
Probability	Liquidation scenario: 25%-40% Redemption scenario: 25%-40% IPO scenario: 20%-50%	Liquidation scenario: 35%-40% Redemption scenario: 0%-35% IPO scenario: 30%-60%

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, trade receivable, amounts due from related parties, deposits and other receivables, available-for-sale debt security investments, retained asset-backed securities, trade and notes payable, amounts due to related parties, other payables, derivative instruments, short-term borrowings, lease liabilities and long-term borrowings. As of December 31, 2022 and 2023, other than as discussed above, the carrying values of these financial instruments approximated to their respective fair values.

(g) Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash at hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Cash which is restricted to withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets. The Group’s restricted cash mainly represents (a) secured deposits held in designated bank accounts for borrowings and corporate bank credit cards, bank acceptance notes,letter of credit and letters of guarantee; and (b) time deposits that are pledged for property leases. The restricted cash is classified according to the contractual term of the restriction imposed.

Cash, cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on our consolidated balance sheets as follows:

	December 31,	December 31,
	2022	2023
Cash and cash equivalents	19,887,575	32,935,111
Restricted cash	3,154,240	5,542,271
Long-term restricted cash	113,478	144,125
Total	23,155,293	38,621,507

(h) Short-term investments

Short-term investments consist primarily of investments in fixed deposits with maturities between three months and one year, which are stated at amortised cost, and investments in money market funds and financial products issued by banks, which are measured at fair value. As of December 31, 2022 and 2023, the short-term investments amounted to RMB19,171,017 and RMB16,810,107, respectively, among which, RMB12,259,459 and RMB11,520,514, were restricted as collateral for notes payable, bank borrowings and letter of guarantee as of December 31, 2022 and 2023, respectively.

(i) Expected credit losses

The Group accounts for the impairment of financial instruments in accordance with ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), effective from January 1, 2020. The Group’s trade and notes receivable, receivables of installment payments, deposits and other receivables are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, prepayments, deposits and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

For the years ended December 31, 2021, 2022 and 2023, the Group recorded RMB54,332, RMB48,707 and reversed RMB26,315, respectively, in expected credit loss provisions in selling, general and administrative expenses. As of December 31, 2023, the expected credit loss reserve for current and non-current assets are RMB60,384 and RMB53,357, respectively. As of December 31, 2022, the expected credit loss reserve for current and non-current assets are RMB50,415 and RMB89,641, respectively.

Balance as at December 31, 2022

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	5,157,814	0.77%	39,644
Amounts due from related parties	1,387,694	0.49%	6,738
Prepayments and other current assets	2,250,441	0.18%	4,033
Non-current assets:
Other non-current assets	7,488,200	1.20%	89,641

Balance as at December 31, 2023

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	4,703,829	0.98%	46,177
Amounts due from related parties	1,731,399	0.51%	8,796
Prepayments and other current assets	3,440,174	0.16%	5,411
Non-current assets:
Other non-current assets	4,936,918	1.08%	53,357

(j) Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the average basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Group records inventory write-downs for excess or obsolete inventories or accrues costs of inventory commitments based upon assumptions on current and future demand forecasts. If the inventory on hand or inventory purchase commitments is in excess of future demand forecast, the excess amounts are written down or accrued. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(k) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets.

The estimated useful lives are as follows:

Useful lives
Buildings and constructions	20 years
Production facilities	10 years
Charging & battery swap equipment	5 to 8 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term (ranging from 1-10 years)
Vehicles for corporate use or customers’ subscription	5 years
Others (office equipment, after-sales equipment, etc)	3 to 5 years

Depreciation for mold and tooling is computed using the units-of-production method, including capitalized interest costs which are amortized over the total estimated units of production of the related assets.

The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest on construction-in-progress is included within property, plant and equipment and is amortized over the useful life or units of production of the related assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive loss.

(l) Intangible assets, net

Definite lived intangible assets are carried at cost less accumulated amortization and impairment, if any. Definite lived intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Useful lives
Domain name	5 years

The Group estimates the useful life of the domain name to be 5 years based on the contract terms, expected technical obsolescence and innovations and industry experience of such intangible assets.The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Intangible assets with an indefinite useful life represent the insurance brokerage license, and is carried at cost less any subsequent impairment loss. The Group expects, based upon regulatory precedent, the license can be renewed, on a perfunctory basis, upon expiration and believes that the license is unlikely to be terminated and will continue to contribute revenue in the future. Therefore, the Group considers the useful life of this intangible asset to be indefinite.

(m) Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the respective lease period ranging from 491 to 536 months.

(n) Long-term investments

The Group’s long-term investments include equity investments in entities and debt security investments.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments — Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Equity securities with readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured at fair value, with changes in fair value reported through earnings.

Equity securities without readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

The Group elected the fair value option (“FVO”) at the date of initial recognition under ASC 825 for certain equity securities, with changes in fair value reported through earnings.

Available-for-sale debt security investments are reported at estimated fair value with the aggregate unrealized gains and losses, net of tax, reflected in accumulated other comprehensive loss in the consolidated balance sheets. Gain or losses are realized when the investments are sold or when dividends are declared or payments are received or when other than temporarily impaired.

Held-to-maturity debt security investment are reported at amortized cost. The securities are held to collect contractual cash flows, and the Group has the positive intent and ability to hold those securities to maturity.

Trading securities are acquired and held principally for the purpose of selling them. The securities are reported at fair value, and subsequent changes in the fair value are recognized through net income. As disclosed in Note 9, the Group elects to classify the retained asset-backed securities as trading securities. Subsequent changes in the fair value are recognized through net income.

The Group monitors its investments measured under equity method for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information. No impairment charge was recognized for the years ended December 31, 2021, 2022 and 2023.

(o) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Impairment charges recognized for the years ended December 31, 2021, 2022 and 2023 was nil,RMB35,011 and nil, respectively.

(p) Warranty liabilities

The Group accrues a warranty reserve for all new vehicles sold by the Group, which includes the Group’s best estimate of the projected costs to repair or replace items under warranty. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve when the Group accumulates more actual data and experience in the future.

The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other liabilities, while the remaining balance is included within other non-current liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of revenues in the consolidated statements of comprehensive loss.

The following table shows a reconciliation in the current reporting period related to carried-forward warranty liabilities.

	For the Year Ended December 31,
	2021	2022	2023
Warranty – beginning of year	952,946	1,962,977	2,946,937
Provision for warranty	1,078,854	1,128,920	1,222,916
Warranty costs incurred	(68,823)	(144,960)	(257,629)
Warranty– end of year	1,962,977	2,946,937	3,912,224

(q) Derivatives instruments and hedging

Derivative instruments are carried at fair value, which generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date. Derivative financial instruments are not used for trading or speculative purposes.

The Group has entered into several currency exchange forward contracts with certain commercial banks in PRC to mitigate the risks of foreign exchange gain/loss generated from the Group’s balances of cash and cash equivalents and short-term investments denominated in US dollars. As such instruments do not qualify for hedge accounting treatment, the Group records the changes in fair value of the derivatives in other (loss)/income, net, the same line item in which foreign exchange gain/loss is recognised, with offsetting effect. Total changes in fair value of the derivatives recorded in other (loss)/income, net, were a loss of RMB668,051 for the year ended December 31, 2022. As of December 31, 2022, all the currency exchange forward contracts have been fully executed and the Group did not enter into any currency exchange forward contracts during the year ended December 31, 2023.

The Group has entered into several swap contracts with a commercial bank to hedge the risks of commodity price associated with the forecasted purchasing transactions. The Group applies cash flow hedge accounting since the hedge relationship is effective. The changes in fair value of the hedging instruments are initially recorded in other comprehensive income, and the amounts in accumulated other comprehensive income related to the fair value changes in the hedging instruments are released into the Group’s earnings when the hedged items affect earnings. For the years ended December 31, 2022 and 2023, both the changes in fair value of the hedging instruments through other comprehensive income and the amounts in accumulated other comprehensive income related to the fair value changes in the hedging instruments that were released into earnings were immaterial.

(r) Revenue recognition

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. As of December 31, 2022 and 2023, the Group did not record any contract assets.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities primarily resulted from the multiple performance obligations identified in the customer contract, which is recorded as deferred revenue and advance from customers.

The Group generates revenue from (i) vehicle sales, (ii) parts, accessories and after-sales vehicle services, (iii) provision of power solutions and (iv) others. The Group’s revenue sources for the comparative periods as disclosed in Note (16) have been revised to conform with the current year classification which depicts the nature and amounts of the Group’s major revenue streams for the most recent period.

Vehicle sales

The Group generates revenue from sales of electric vehicles, together with a number of embedded products and services through a series of contracts. The Group identifies the users who purchase the vehicle as its customers. In general, there are multiple distinct performance obligations explicitly stated in a series of contracts in addition to sales of vehicles, which may include home chargers, vehicle connectivity services, extended warranty services and battery swapping services which are accounted for in accordance with ASC 606. In the PRC, initial users are entitled to vehicle connectivity services, extended warranty services and battery swapping services. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when NIO transfers the control of vehicle to a user.

Customers only pay the amount after deducting the government subsidies to which they are entitled for the purchase of electric vehicles. The government subsidies are applied and collected by the Group or Jianghuai Automobile Group Co., Ltd. (“JAC”) from the government. The government subsidy is considered as a part of the transaction price it charges the customers for the electric vehicle, as the subsidy is granted to the buyer of the electric vehicle instead of the Group and the buyer remains liable for such amount to the Group in the event the subsidies were not received by the Group. The Group or JAC applies and collects the payment on behalf of the customers.

In the instance that some eligible customers elect installment payment for battery or the auto financing arrangements, the Group believes such arrangement contains a significant financing component and as a result adjusts the transaction price to reflect the impact of time value on the transaction price using an appropriate discount rate (i.e. the interest rates of the loan reflecting the credit risk of the borrower). Interest income from such arrangements with a significant financing component is presented as other sales. Receivables related to the battery installment payment and auto financing programs that are expected to be repaid by customers beyond one year of the dates of the financial statements are recognized as non-current assets. The difference between the gross receivable and the respective present value is recorded as unrealized finance income. Interest income from such arrangements with a significant financing component is presented separately from revenue from contracts with customers.

The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, considering the Group’s pricing policies and practices, and the data utilized in making pricing decisions. The overall contract price is then allocated to each distinct performance obligation based on the relative estimated standalone selling price in accordance with ASC 606. The revenue for vehicle sales and home chargers are recognized at a point in time when the control of the product is transferred to the customer. For the vehicle connectivity services and battery swapping services, the Group recognizes the revenue over time using a straight-line method during the estimated beneficial period, based on the estimated length of time that the initial owner owns the vehicles before it is re-sold to secondary market. As for the extended warranty services, given limited operating history and lack of historical data, the Group decides to recognize the revenue over time based on a straight-line method initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

As the consideration for the vehicle and all embedded services are generally paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount regarding those unperformed obligations. As of December 31, 2022 and 2023, the balances of contract liabilities (deferred revenue) from vehicle sales contracts were RMB3,740,108 and RMB5,040,125 respectively.

Battery as a Service (BaaS)

The Battery as a Service (the “BaaS”), allows users to purchase electric vehicles without batteries and subscribe for the usage of batteries separately. In PRC, under the BaaS, the Group sells batteries to Wuhan Weineng Battery Asset Co., Ltd. (the “Battery Asset Company”), an equity investee of the Group, on a back-to-back basis when the Group sells the vehicle to the BaaS users and the BaaS users subscribe for the usage of the batteries from the Battery Asset Company by paying a monthly subscription fee to the Battery Asset Company. The promise to transfer the control of the batteries to the Battery Asset Company is the only performance obligation in the contract with the Battery Asset Company for the sales of batteries. The Group recognizes revenue from the sales of batteries to the Battery Asset Company when the vehicles (together with the batteries) are delivered to the BaaS users which is the point considered then the control of the batteries is transferred to the Battery Asset Company.

Together with the sales of the batteries, the Group entered into service agreements with the Battery Asset Company, pursuant to which the Group provides services to the Battery Asset Company including batteries monitoring, maintenance, upgrade, replacement, IT system support, etc., with monthly service charges. In case of any default in payment of monthly rental fees from users, the Battery Asset Company also has right to request the Group to track and lock down the battery subscribed by the users to limit its usage. In addition, in furtherance of the BaaS, the Group agreed to provide guarantee to the Battery Asset Company for the default in payment of monthly subscription fees from users. The maximum amount of guarantee that can be claimed by the Battery Asset Company for the users’ payment default shall not be higher than the accumulated service fees the Group receives from the Battery Asset Company.

For services provided to the Battery Asset Company, revenue is recognized over the period when services are rendered. As for financial guarantee liabilities, the provision of guarantee is linked to and associated with services rendered to the Battery Asset Company and the payment of guarantee amount is therefore accounted for as the reduction to the revenue from the Battery Asset Company.

The fair value of the guarantee liabilities is determined by taking considerations of the default pattern of the Group’s existing battery installment programs provided to users. At each period end, the financial liabilities are remeasured with the corresponding changes recorded as the reduction to the revenue. For the years ended December 31, 2023 and 2022, both service revenue and guarantee liability were immaterial.

Since 2022, the BaaS users are also provided with the option to buy out the batteries in PRC. Under this arrangement, BaaS users and the Battery Asset Company enter into battery subscription termination agreement, and the Group purchases the outgoing batteries from the Battery Asset Company, after which the Group sells batteries with qualified performance to the BaaS users. These transactions are arranged on back-to-back basis under which the Group is in substance rendering the agency service to facilitate the BaaS users which are also the customers of the Group to complete the purchase of batteries from the Battery Asset Company. The Group therefore recognizes revenue of the service to facilitate the BaaS batteries buy out transactions on net basis with the amount of the difference between the consideration the Group receives from the BaaS users for the battery sales and the price of batteries the Group pays to the Battery Asset Company. Upon the completion of BaaS buy-out, the Group stops to provide battery service and is not obliged to provide guarantee and warranty related to the relevant batteries to the Battery Asset Company.

Practical expedients and exemptions

The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes that roadside assistance is not performance obligation considering that it is value-added service to enhance user experience rather than critical item for vehicle driving and forecasted that usage of this service will be very limited. The Group also performs an estimation on the standalone fair value of each promise applying a cost plus margin approach and concludes that the standalone fair value of roadside assistance is insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.

Considering the qualitative assessment and the result of the quantitative estimate, the Group concluded not to assess whether promises are performance obligations as they are immaterial in the context of the contract and the relative standalone fair value individually and in aggregate is less than 3% of the contract price.

Parts, accessories and after-sales vehicle services

The Group sells parts and accessories to the third party authorized service centers and its users, and provides after-sales vehicle services to users, including, repair, maintenance, extended warranty services and other vehicle services. Revenue from the sales of parts and accessories is recognized when the control of the products is transferred to the customers. Revenue from after-sales services is recognized when the services are rendered.

Provision of power solutions

The Group provides power solutions to users, including, sale of charging piles, provision of battery charging and swapping services, battery upgrade service, BaaS battery buy-out service and other power solution services. Revenue from the services is recognized when relevant services are rendered. Revenue from the sales of charging piles is recognized when the control of the products is transferred to the customers.

Battery swapping service

The Group provides battery swapping service to users with convenient “recharging” experience by swapping the user’s battery for another one. The battery swapping service is in substance a charging service instead of non-monetary exchanges or sales of batteries as the batteries involved in such swapping are the same in capacity and very similar in performance. For performance obligation of the battery swapping service sold together with the vehicles (i.e. monthly free-of-charge quota), the Group recognizes the revenue over time using a straight-line method in the estimated beneficial period, being the estimated length of time that the initial owner owns the vehicle. For the battery swapping beyond monthly free-of-charge quota for which additional considerations are paid by the users, the Group recognizes revenue when the battery swapping service is completed.

Battery upgrade service

The Group provides battery upgrade service to both BaaS users and non-BaaS users. The users can exchange their batteries with lower capacity for the batteries with higher capacity from the Group with a fixed cash consideration. The battery upgrade service is in substance the provision of incremental battery capacity service to the users instead of non-monetary battery exchanges or sales of battery. Therefore, under non-BaaS model, the revenue from the battery upgrade service is recognized at the amount of cash consideration paid by users at a point in time when the service is rendered. Under the BaaS model, since the ownership of originally installed battery belongs to the Battery Asset Company, when a user requests battery upgrade, the Group actually upgrades the battery that belongs to the Battery Asset Company and recognize revenue for the battery upgrade service at the amount paid by the Battery Asset Company when upgrade service is rendered. BaaS users will then pay a higher monthly subscription fee to the Battery Asset Company for subscribing for the battery with higher capacity.

Others

Other revenues consists of sales of used vehicles, auto financing services, retail merchandise, automotive regulatory credits, embedded products and services offered together with vehicle sales, including vehicle connectivity services, and other products and services. Revenue is recognized when relevant services are rendered or control of the products is transferred.

Sales of automotive regulatory credits

New Energy Vehicle (“NEV”) mandate policy launched by China’s Ministry of Industry and Information Technology (“MIIT”) specifies the NEV credit targets and as all of the Group’s products are NEVs, the Group is able to generate NEV credits above target. The credits earned per vehicle is dependent on various metrics such as vehicle driving range and battery energy efficiency, and is calculated based on the MIIT published formula. Excess positive NEV credits are tradable to other vehicle manufacturers through a credit management system established by the MIIT on a separately negotiated basis. The Group sells these credits at agreed price to other vehicle manufacturers.

Considerations for automotive regulatory credits are typically received at the point control transfers to the customer, or in accordance with payment terms customary to the business. The Group recognizes revenue on the sale of automotive regulatory credits at the time control of the regulatory credits is transferred to the purchasing party as other sales revenue in the consolidated statements of comprehensive loss.

Incentives

The Group offers a self-managed customer loyalty program in the form of “NIO points”, which can be redeemed to acquire free or discounted goods or services provided by the Group, including accessories, branded merchandise, and other services. The Group determines the standalone selling price of each point based on estimated incremental cost. Customers, and NIO users and, fans and employees have a variety of ways to earn the points. The major accounting policy for its points program is described as follows:

(i) Points issued in connection with sales transactions

The Group concludes the points issued in connection with the sales transaction is a material right and accordingly a separate performance obligation according to ASC 606, and is taken into consideration when allocating the transaction price of the sales. The Group also estimates the probability of points redemption when performing the allocation based on the historical redemption pattern. The amount allocated to the points as separate performance obligation is recorded as contract liability (deferred revenue) and revenue should be recognized when future goods or services are transferred or when the points expire.

(ii) Points issued in other scenarios

NIO users and fans can also earn points through other ways such as inviting friends to test drive or purchase a vehicle, frequent sign-ins to the Group’s mobile application, participating in NIO community activities, etc. The Group believes these points are to encourage user engagement and generate market awareness. As a result, the Group accounts for such points as selling, general and administrative expenses with a corresponding liability recorded under other current liabilities of its consolidated balance sheets upon the points are issued. The Group estimates liabilities under the customer loyalty program based on cost of the products and services that can be redeemed, and its estimate of probability of redemption. At the time of redemption, the Group records a reduction of inventory and other current liabilities. In certain cases where merchandise is sold for cash in addition to points, the Group records revenue of other sales for the amount of cash received.

For the years ended December 31, 2021, 2022 and 2023, the revenue portion allocated to the points as a separate performance obligation was RMB371,849, RMB492,925 and RMB863,627, respectively, which is recorded as contract liability (deferred revenue). For the years ended December 31, 2021, 2022 and 2023, the total points recorded as selling, general and administrative expenses were RMB155,884, RMB215,201 and RMB162,875, respectively.

As of December 31, 2022 and, 2023, liabilities recorded related to unredeemed points were RMB680,660, and RMB954,709, respectively.

(s) Cost of Sales

Vehicle

Cost of vehicle sales includes parts, materials, processing fee, labor costs, manufacturing cost (including depreciation of assets associated with the production) and losses from production related purchase commitments. Cost of vehicle sales also includes reserves for estimated warranty expenses and charges to write-down the carrying value of the inventory when it exceeds its estimated net realizable value and to provide for on-hand inventory that is either obsolete or in excess of forecasted demand.

Service and Other

Cost of service and other sales includes direct parts, materials, labor costs, vehicle connectivity costs, depreciation of associated assets used for providing services, and other cost associated with sales of service and others.

(t) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising expenses, marketing and promotional expenses, salaries and other compensation-related expenses to sales and marketing personnel. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2021, 2022 and 2023, advertising costs totaled RMB529,057, RMB815,619 and RMB1,242,941, respectively.

(u) Research and development expenses

Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development. Other than that, all costs associated with research and development (“R&D”) are expensed as incurred. R&D expenses are primary comprised of charges for R&D and consulting work performed by third parties; salaries, bonuses, share-based compensation, and benefits for those employees engaged in research, design and development activities; costs related to design tools; license expenses related to intellectual property, supplies and services; and allocated costs, including depreciation and amortization, rental fees, and utilities.

(v) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and benefits for employees involved in general corporate functions, depreciation and amortization of fixed assets which are used in general corporate activities, legal and other professional services fees, rental and other general corporate related expenses.

(w) Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB761,417, RMB1,578,273 and RMB2,349,966 for the years ended December 31, 2021, 2022 and 2023, respectively.

(x) Government grants

The Company’s subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consisted of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as product development and renewal of production facilities. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group; receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific purpose subsidies as advances payable when received. For specific subsidies, upon government acceptance of the related project development or asset acquisition, the specific purpose subsidies are recognized to reduce related R&D expenses or the cost of asset acquisition. Other subsidies are recognized as other operating income upon receipt as further performance by the Group is not required.

(y) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Deferred income taxes are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group records liabilities related to uncertain tax positions when, despite the Group’s belief that the Group’s tax return positions are supportable, the Group believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense. The Group did not recognize uncertain tax positions as of December 31, 2022 and 2023.

(z) Share-based compensation

The Company grants restricted shares and share options of the Company and its subsidiary to eligible employees and non-employee consultants and accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation and ASU 2018-07-Compensation-stock compensation (Topic 718)-Improvements to non-employee share-based payment accounting.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share options or restricted shares granted with only service conditions, using the straight-line vesting method, net of estimated forfeitures, over the vesting period; or c) for share options where the underlying share is liability within the scope of ASC 480, using the graded vesting method, net of estimated forfeitures, over the vesting period, and re-measuring the fair value of the award at each reporting period end until the award is settled.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

In April 2019, the Group adopted ASU 2018-07, “Compensation — Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting”. Upon the adoption of this guidance, the Group no longer re-measures equity-classified share-based awards granted to consultants or non-employees at each reporting date through the vesting period and the accounting for these share-based awards to consultants or non-employees and employees was substantially aligned. Share-based compensation expenses for share options and restricted shares granted to non-employees are measured at fair value at the date when such awards are granted and recognized over the period during which the service from the non-employees is provided.

The binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Group for accounting purposes.

For restricted shares granted by one of the Company’s subsidiaries to employees, determination of related estimated fair values (the subsidiaries are not publicly traded) requires complex and subjective judgments due to limited financial and operating history, unique business risks and limited comparable public information. Key inputs and assumptions underlying the determined fair value of these restricted shares include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors relevant to each of the respective subsidiaries.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest.

(aa) Comprehensive income/(loss)

The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive income/(loss), which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net loss, change in fair value of available-for-sale debt securities.

(ab) Leases

As the lessee, the Group recognizes in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Group makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities and recognizes lease expenses for such lease generally on a straight-line basis over the lease term. The Group primarily uses the discount rate at the lease commencement date using the rate implicit in the lease. If the information necessary to determine the rate implicit in the lease is not readily available, the Group uses its incremental borrowing rate(“IBR”). The IBR is determined by the Group’s best understanding of the interest rate the Group would bear to borrow an amount equal to the lease payments in a similar economic environment over the lease term based on its credit rating. Operating lease assets are included within right-of-use assets— operating lease, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheets. Finance lease assets are included within other non-current assets, and the corresponding finance lease liabilities are included within accruals and other liabilities for the current portion, and within other non-current liabilities on the consolidated balance sheets.

(ac) Dividends

Dividends are recognized when declared. No dividends were declared for the the years ended December 31, 2021, 2022 and 2023.

(ad) Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, unvested restricted shares, restricted share units and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(ae) Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.